NATURE OF BUSINESS AND ORGANIZATION - Superior Living SDN. BHD. [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
March 31, 2020 [Member]
NATURE OF BUSINESS AND ORGANIZATION

1 - NATURE OF BUSINESS AND ORGANIZATION

Agape Superior Living Sdn. Bhd. (“ASL” or the “Company”) is a limited company incorporated on August 8, 2003, under the laws of Malaysia.

The Company engages in the direct selling marketing business in the Health and Wellness Industry. The principal activity of the Company is to supply high-quality health and wellness products, including supplements to assist in cell metabolism, detoxification, blood circulation, anti-aging and products designed to improve the overall health system in the body.

The accompanying unaudited condensed consolidated financial statements reflect the activities of ASL and Agape S.E.A. Sdn. Bhd. (“SEA”), a variable interest entity (“VIE”) (See Note 3).

Business Overview

AGAPE Superior Living Sdn. Bhd. is a network marketing company specializing in healthcare products and focusing on improving people’s health and wellbeing that has been in existence in Malaysia for the past 15 years.

The Company’s advisory services center on the “ATP Zeta Health Program”, which is a health program designed to effectively prevent diseases caused by polluted environments, unhealthy dietary intake and unhealthy lifestyles, and promotion of health. The program aims to promote improved health and longevity in our clients through a combination of proper nutrition and advice from skilled nutritionists and/or dieticians.

The Company’s ATP Zeta Health Program is a health program designed to promote health and general wellbeing also to prevent health diseases caused by polluted environments, unhealthy dietary intake and unhealthy lifestyles. The program aims to promote improved health and longevity in its customers through a combination of proper nutrition and advice from skilled dieticians as well as trained members and distributors. The ATP Zeta Super Health Program consists of eight products. None of these products are owned or produced by the Company. In the event that any of these products are no longer produced, or are otherwise unavailable, the Company may have to devote significant effort to identifying and obtaining comparable replacement products. The eight products that comprise the ATP Zeta Super Health Program are ATP1s Survivor Select, ATP2 Energized Mineral Concentrate, ATP3 Ionized Cal-Mag, ATP4 Omega Blend, ATP5 BetaMaxx, AGN-Vege Fruit Fiber, AGP1-Iron and YFA-Young Formula.

The Company’s ÉNERGÉTIQUE series aims to provide a total dermal solution for a healthy skin beginning from the cellular level. The series is comprised of Energy Mask series, Hyaluronic Acid Serum and Mousse Facial Cleanser.

The Company’s BEAUNIQUE product series focuses on the research of diet’s impact on modifying gene expressions to address genetic variations and deliver a nutrigenomic solution for every individual.

December 31, 2019 [Member]
NATURE OF BUSINESS AND ORGANIZATION

1 - NATURE OF BUSINESS AND ORGANIZATION

Agape Superior Living Sdn. Bhd. (“ASL” or the “Company”) is a limited company incorporated on August 8, 2003, under the laws of Malaysia.

The Company engages in the direct selling marketing business in the Health and Wellness Industry. The principal activity of the Company is to supply high-quality health and wellness products, including supplements to assist in cell metabolism, detoxification, blood circulation, anti-aging and products designed to improve the overall health system in the body.

The accompanying consolidated financial statements reflect the activities of ASL and Agape S.E.A. Sdn. Bhd. (“SEA”), a variable interest entity (“VIE”) (See Note 3).

Business Overview

AGAPE Superior Living Sdn. Bhd. is a network marketing company specializing in healthcare products and focusing on improving people’s health and wellbeing. The Company primarily focuses its efforts on customers in Malaysia.

The Company’s scientific team and medical advisors strongly believe that this is best done through creating easy access to a nutrient rich food supply that can have a direct effect in improving the wellbeing of the individual, through providing nutrients and vitamins no longer readily available.

The herbal and vitamin supplements are packed with naturally occurring nutrients and minerals. When they are combined with a healthy balanced diet, the body is really nourished, and improvements in strength, skin color, healing ability and cell rejuvenation often begin to occur.

The Company is also helping people enjoy greater health and ‘superior living’ right now through the ATP Zeta Super Health Program. Other award winning products have been selected to compliment the products that form the ATP Zeta Program. The ATP Zeta Super Health Program consists of twelve products. None of these products are owned or produced by the Company. In the event that any of these products are no longer produced, or are otherwise unavailable, the Company may have to devote significant effort to identifying and obtaining comparable replacement products. The twelve products that comprise the ATP Zeta Super Health Program are ATP1s Survivor Select, ATP2 Energized Mineral Concentrate, ATP3 Ionized Cal-Mag, ATP4 Omega Blend, ATP5 BetaMaxx, AGN-Vege Fruit Fiber, AGP1-Iron, YFA-Young Formula, Mitogize, ORYC-Organic Youth Care Cleansing Bar, No.1 MED and Trim+.